December 19, 2014

Via EDGAR

Karen Rossotto
Christina DiAngelo-Fettig
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Principal Funds, Inc.
Registration Statement on Form N-14
File No. 333-200361
Pre-Effective Amendment No. 2

Dear Ms. Risotto and Ms. DiAngelo-Fettig:

On behalf of Principal Funds, Inc. ("PFI"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PFI's registration statement on Form N-14 Pre-Effective Amendment No. 2 under the Act (the "Registration Statement").

As discussed with the staff, the Registrant intends to file, in a separate correspondence, a request for acceleration with respect to the Registration Statement requesting an effective date of December 22, 2014, or as soon as possible thereafter.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9328 or Greg Reymann of this office at 515-248-2821 if you have any questions or comments.

Sincerely,

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel
Principal Funds, Inc.

Enclosures